Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001635327
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address, Address Line One	One Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	930-0950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false